Fair Value Measurements, Derivative Instruments and Hedging Activities and Financial Risk - Estimated Fair Values of Derivative Financial Instruments and Location on Consolidated Balance Sheets (Details) - USD ($)
$ in Millions
	Nov. 30, 2019	Aug. 31, 2019	Nov. 30, 2018
Derivatives, Fair Value [Line Items]
Derivative assets	$ 58		$ 0
Derivative liabilities	25		29
Interest rate swaps | Cash flow hedging
Derivatives, Fair Value [Line Items]
Amount of interest rate swap agreements change, of EURIBOR-based floating rate debt to fixed rate debt, for euro interest rate swaps designated as cash flow hedges	300		385
Designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	58
Derivative liabilities	25		23
Interest rate swaps | Designated as hedging instruments | Accrued liabilities and other
Derivatives, Fair Value [Line Items]
Derivative liabilities	6		8
Interest rate swaps | Designated as hedging instruments | Other long-term liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities	9		11
Foreign-currency contracts | Designated as hedging instruments | Accrued liabilities and other
Derivatives, Fair Value [Line Items]
Derivative liabilities	1		0
Fuel | Not designated as hedging instrument | Accrued liabilities and other
Derivatives, Fair Value [Line Items]
Derivative liabilities	0		6
Cross currency swaps | Designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative liabilities	1,900		156
Cross currency swaps | Designated as hedging instruments | Prepaid expenses and other
Derivatives, Fair Value [Line Items]
Derivative assets	32		0
Cross currency swaps | Designated as hedging instruments | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets	25
Cross currency swaps | Designated as hedging instruments | Accrued liabilities and other
Derivatives, Fair Value [Line Items]
Derivative liabilities	$ 1		$ 5
Cross currency swaps | Designated as hedging instruments | Other long-term liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities		$ 9